Segments and Geographic Information (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Nov. 01, 2014	Feb. 01, 2014	Nov. 02, 2013	Aug. 03, 2013	May 04, 2013	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Nov. 01, 2014	Nov. 02, 2013	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012
Segments and Geographic Information
Net income	$ 64	$ 133	$ 47	$ 17	$ 46	$ 105	$ 35	$ 9	$ 51	$ 61	$ 110	$ 243	$ 200	$ 157
Interest expense	41		62							159	154	215	245	254
Losses on early extinguishment of debt and refinancing costs		7			7	30	3			68	7	14	33	18
Provision for income taxes	36		26							44	62	136	115	100
Depreciation and amortization	29		24							82	74	106	97	101
EBITDA (excluding losses on early extinguishments of debt and refinancing costs )	$ 170		$ 159							$ 414	$ 407	$ 714	$ 690	$ 630